Fee and Commission Expense	12 Months Ended
Dec. 31, 2020
Fee and commission expense [abstract]
Fee and Commission Expense
30. Fee and commission expense

	2020	2019	2018
For credit and debit cards	8,524,712	8,266,906	7,191,092
For promotions	1,746,686	2,623,670	2,724,585
For foreign trade transactions	278,455	485,530	328,438
Linked to transactions with securities	4,534	4,000	3,902
Other commission expenses	868,847	1,461,741	1,273,686

TOTAL	11,423,234	12,841,847	11,521,703